MoA Clear Passage 2030 Fund Expense Example - MoA Clear Passage 2030 Fund - MoA Clear Passage 2030 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	$ 658